Supplement to the

Fidelity® Balanced Fund

Fidelity® Puritan® Fund

Funds of Fidelity Puritan Trust

Fidelity Export and Multinational Fund

A Fund of Fidelity Summer Street Trust

Class K

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2008

The following information replaces the similar information found under the heading "Valuation" on page 18.

Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

The following information supplements similar information found in the "Management Contracts" section beginning on page 28.

The following table provides information relating to other accounts managed by Mr. Stansky as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 42,067	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Balanced ($22,274 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Balanced beneficially owned by Mr. Stansky was none.

The following table provides information relating to other accounts managed by Mr. Hetnarski as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 23,329	$ 2,924	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Balanced ($22,274 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Balanced beneficially owned by Mr. Hetnarski was none.

The following table provides information relating to other accounts managed by Mr. Kaye as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 23,329	$ 2,472	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Balanced ($22,274 (in millions) assets managed).

K-COM8B-09-02 October 15, 2009
1.870397.102

As of September 30, 2008, the dollar range of shares of Balanced beneficially owned by Mr. Kaye was none.

The following table provides information relating to other accounts managed by Mr. Sorel as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 23,329	$ 3,027	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Balanced ($22,274 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Balanced beneficially owned by Mr. Sorel was none.

The following table provides information relating to other accounts managed by Mr. Avery as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	2	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 29,386	$ 2,683	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Balanced ($22,274 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Balanced beneficially owned by Mr. Avery was none.

The following table provides information relating to other accounts managed by Mr. Friedman as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	2	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 24,698	$ 3,028	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,080	none	none

* Includes Balanced ($22,274 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Balanced beneficially owned by Mr. Friedman was none.

The following table provides information relating to other accounts managed by Mr. Roth as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 24,977	$ 1,637	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,648	none	none

* Includes Balanced ($22,274 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Balanced beneficially owned by Mr. Roth was none.

The following table provides information relating to other accounts managed by Mr. Lee as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 24,726	$ 2,313	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Balanced ($22,274 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Balanced beneficially owned by Mr. Lee was none.

The following table provides information relating to other accounts managed by Mr. Simmons as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	2	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 25,024	$ 1,253	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 869	none	none

* Includes Balanced ($22,274 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Balanced beneficially owned by Mr. Simmons was none.

The following information replaces the similar information found under the heading "Description of the Trusts" on page 42.

Custodians. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of Puritan. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois, is custodian of the assets of Export and Multinational. Citibank, N.A., 111 Wall Street, New York, New York, is custodian of the assets of Balanced. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of Balanced and Export and Multinational in connection with repurchase agreement transactions. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.

Supplement to the

Fidelity® Balanced Fund and Fidelity® Puritan® Fund

Funds of Fidelity Puritan Trust

Fidelity Export and Multinational Fund

A Fund of Fidelity Summer Street Trust

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2008

The following information replaces the similar information found under the heading "Valuation" on page 19.

Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

The following information replaces similar information found in the "Management Contracts" section beginning on page 29.

The following table provides information relating to other accounts managed by Mr. Stansky as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 42,067	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Balanced Fund ($22,274 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Balanced Fund beneficially owned by Mr. Stansky was none.

The following table provides information relating to other accounts managed by Mr. Hetnarski as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 23,329	$ 2,924	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Balanced Fund ($22,274 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Balanced Fund beneficially owned by Mr. Hetnarski was none.

The following table provides information relating to other accounts managed by Mr. Kaye as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 23,329	$ 2,472	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Balanced Fund ($22,274 (in millions) assets managed).

RCOM8-2B-09-03 October 15, 2009
1.837695.107

As of September 30, 2008, the dollar range of shares of Balanced Fund beneficially owned by Mr. Kaye was none.

The following table provides information relating to other accounts managed by Mr. Sorel as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 23,329	$ 3,027	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Balanced Fund ($22,274 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Balanced Fund beneficially owned by Mr. Sorel was none.

The following table provides information relating to other accounts managed by Mr. Avery as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	2	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 29,386	$ 2,683	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Balanced Fund ($22,274 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Balanced Fund beneficially owned by Mr. Avery was none.

The following table provides information relating to other accounts managed by Mr. Friedman as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	2	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 24,698	$ 3,028	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,080	none	none

* Includes assets of Balanced Fund ($22,274 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Balanced Fund beneficially owned by Mr. Friedman was none.

The following table provides information relating to other accounts managed by Mr. Roth as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 24,977	$ 1,637	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,648	none	none

* Includes assets of Balanced Fund ($22,274 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Balanced Fund beneficially owned by Mr. Roth was none.

The following table provides information relating to other accounts managed by Mr. Lee as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 24,726	$ 2,313	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Balanced Fund ($22,274 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Balanced Fund beneficially owned by Mr. Lee was none.

The following table provides information relating to other accounts managed by Mr. Simmons as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	2	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 25,024	$ 1,253	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 869	none	none

* Includes assets of Balanced Fund ($22,274 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Balanced Fund beneficially owned by Mr. Simmons was none.